OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities
Other liabilities consist of the following:

	December 31
	2019	2018

Employees and related expenses	8,164	5,473
Government institutions	1,539	1,232
Income tax	202	324
Other	3,300	2,136
Total other liabilities	13,205	9,165